SHORT-TERM BANK LOANS	12 Months Ended
Dec. 31, 2024
SHORT-TERM BANK LOANS
SHORT-TERM BANK LOANS

19.  SHORT-TERM BANK LOANS

	Outstanding
Lenders	2023	2024
Related parties
Bank Mandiri	4,013	3,755
BNI	903	1,799
Sub-total	4,916	5,554
Third parties
PT Bank HSBC Indonesia ("HSBC")	2,547	2,440
MUFG Bank ("MUFG")	1,155	1,805
Bank of China	—	1,000
PT Bank DBS Indonesia ("DBS")	440	440
PT Bank Maspion Indonesia Tbk. ("Bank Maspion")	—	167
UOB Indonesia	500	100
Others	92	19
Sub-total	4,734	5,971
Total	9,650	11,525

Other significant information relating to short-term bank loans as of December 31, 2024 is as follows:

			Total
			facility
			(in			Interest rate per
	Borrower	Currency	billions)*	Maturity date	Interest rate	annum	Security**
Bank Mandiri
2020 - 2023	Finnet, PST	Rp	600	February 21, 2025 - April 28, 2025	Monthly, Quarterly	1 month JIBOR + 1.30% 3 months JIBOR + 1.25%	None
2021 - 2022	Nutech, Mitratel	Rp	3,550	July 25, 2025 - September 27, 2025	Monthly	6.00% - 9.00%	Trade receivables and property and equipment
BNI
2014 - 2024	Sigma, GSD, Mitratel	Rp	1,350	May 29, 2025 - January 9, 2026	Monthly	6.00% - 8.50%	Trade receivables and property and equipment
2017 - 2021	Infomedia, Metranet, Telkom Infra	Rp	1,135	February 18, 2025 - June 6, 2025	Monthly	1 month JIBOR + 1.75% - 2.50%	Trade receivables
HSBC
2014	Sigma[a]	Rp	400	November 6, 2025	Monthly	Under BLR 7.40%	Trade receivables
2018 - 2023	Sigma, Metra, PINS, Metranet, Telkomsat, GSD, TDE	Rp	2,723	January 20, 2025 - October 4, 2025	Monthly, Quarterly	1 month JIBOR + 0.35% - 0.80% 3 months JIBOR + 2.00%	None
MUFG
2018 - 2019	Infomedia, Metra, GSD, Telkom Infra, Telkomsat	Rp	2,176	March 27, 2025 - October 31, 2025	Monthly, Quarterly	1 month JIBOR + 0.25% - 0.80% 3 months JIBOR + 0.25% -0.80%	None
Bank of China
2020	The Company	Rp	1,000	October 23, 2025	Quarterly	4.90%	None
DBS
2018	Telkom Infra, Infomedia	Rp	440	July 31, 2025	Monthly	1 month JIBOR + 1.20%	None
Bank Maspion
2023	Metranet	Rp	170	January 26, 2025	Monthly	7.25%	None
UOB Indonesia
2016	Finnet	Rp	500	July 31, 2025	Monthly	1 month JIBOR + 1.75%	None

*   In original currency

** Refer to Note 6 and Note 12 for details of trade receivables and property and equipment pledged as collateral.

[a] Unsettled loan will be automatically extended.

As stated in the agreements, the Group is required to comply with all covenants or restrictions such as limitation that the Company must have a majority shareholding of at least 51% of the subsidiaries and must maintain certain level of financial ratios. As of December 31, 2024, the Group has complied with all covenants regarding these financial ratios, except for Sigma which its current ratio and debt service coverage ratio are still lower than required. As of December 31, 2024, the Group obtained waiver for loan amounting to Rp758 billion from HSBC for the non-fulfillment financial ratios in Sigma. The waiver from HSBC was received on December 18, 2024 and effective for the 12 months after reporting period.

The credit facilities were obtained by the Group for working capital purposes.